Share-Based Compensation Plans (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation Plans [Abstract]
Schedule of Number of Time Vesting Stock Options Outstanding and their Weighted Average Exercise Price

The changes in number of time vesting stock options outstanding and their weighted average exercise price under the Omnibus Plan and Historic Plan have been summarized below:

	Historic Plan		Omnibus Plan
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, January 1, 2026	49,526	$71.33	699,159	$13.28
Exercised	—	$—	(50,368)	$11.89
Outstanding June 30, 2026	49,526	$71.33	648,791	$13.38

Schedule of Movement in Share Units

The movement under the Omnibus Plan was as follows:

	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, January 1, 2026	707,466	530,056	232,163
Granted	153,418	105,173	15,625
Forfeited	(7,537)	(4,880)	—
Settled	(406,558)	(224,822)	(462)
Outstanding, June 30, 2026	446,789	405,527	247,326